Consolidated Statements of Financial Position (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Common stock par or stated value per share	$ 0	$ 0
Common stock shares authorized	Unlimited	Unlimited
Common stock shares issued	153,094,269	107,806,361
Common stock shares outstanding	148,893,898	99,915,561
Treasury stock shares	4,200,371	7,890,800
Legacy Tritium Class C Shares [Member]
Common stock par or stated value per share	$ 0	$ 0
Common stock shares authorized	Unlimited	Unlimited
Common stock shares issued	0	8,052,499
Common stock shares outstanding	0	8,052,499